Stockholders' Deficit (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Stock option granted
Warrant granted
Stock option outstanding
Warrant outstanding
Preferred stock conversion ratio	The preferred shares convert to common at a ratio of 1 share of preferred stock converts to 30 shares of common stock.